Significant Accounting Policies	12 Months Ended
Sep. 01, 2016
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies

Basis of Presentation: We are a global leader in advanced semiconductor systems. Our broad portfolio of high-performance memory technologies, including DRAM, NAND Flash, and NOR Flash, is the basis for solid-state drives, modules, multi-chip packages, and other system solutions. Our memory solutions enable the world's most innovative computing, consumer, enterprise storage, networking, mobile, embedded, and automotive applications. The accompanying consolidated financial statements include the accounts of Micron and our consolidated subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America. Certain reclassifications have been made to prior period amounts to conform to current period presentation.

In the first quarter of 2017, we revised the measure of segment profitability reviewed by our chief operating decision maker and, as a result, certain items are no longer allocated to our business units. Comparative periods have been revised to reflect these changes.

Our fiscal year is the 52 or 53-week period ending on the Thursday closest to August 31. Fiscal years 2016 and 2014 each contained 52 weeks and fiscal year 2015 contained 53 weeks. All period references are to our fiscal periods unless otherwise indicated.

Derivative and Hedging Instruments: We use derivative instruments to manage a portion of our exposure to changes in currency exchange rates from our monetary assets and liabilities denominated in currencies other than the U.S. dollar. We have also had convertible note settlement obligations, which were accounted for as derivative instruments as a result of our elections to settle conversions in cash. We do not use derivative instruments for trading or speculative purposes. Derivative instruments are measured at their fair values and recognized as either assets or liabilities. The accounting for changes in the fair value of derivative instruments is based on the intended use of the derivative and the resulting designation. For derivative instruments that are not designated as hedges for accounting purpose, gains or losses from changes in fair values are recognized in other non-operating income (expense). For derivative instruments designated as cash-flow hedges, the effective portion of the gain or loss is included as a component of other comprehensive income (loss) and the ineffective or excluded portion of the gain or loss is included in other non-operating income (expense). Amounts in accumulated other comprehensive income (loss) from these cash flow hedges are reclassified into earnings in the same line items of the consolidated statements of operation and in the same periods in which the underlying transactions affect earnings. Effectiveness is measured by comparing the cumulative change in the fair value of the hedge contract with the cumulative change in the forecasted cash flows of the hedged item. For the effectiveness assessment of our cash-flow hedges, changes in the time value are excluded for forward contracts.

We enter into master netting arrangements with our counterparties to mitigate credit risk in derivative hedge transactions. These master netting arrangements allow us and our counterparties to net settle amounts owed to each other. Derivative assets and liabilities that can be net settled with each counterparty have been presented in our consolidated balance sheet on a net basis.

Financial Instruments: Cash equivalents include highly liquid short-term investments with original maturities to us of three months or less that are readily convertible to known amounts of cash.  Investments with maturities greater than three months and less than one year are included in short-term investments.  Investments with remaining maturities greater than one year are included in long-term marketable investments.  The carrying value of investment securities sold is determined using the specific identification method.

Functional Currency: The U.S. dollar is the functional currency for us and all of our consolidated subsidiaries.

Inventories: Inventories are stated at the lower of average cost or net realizable value.  Cost includes depreciation, labor, material, and overhead costs, including product and process technology costs.  Determining net realizable value of inventories involves numerous judgments, including projecting future average selling prices, sales volumes, and costs to complete products in work in process inventories.  When net realizable value is below cost, we record a charge to cost of goods sold to write down inventories to their estimated net realizable value in advance of when the inventories are actually sold.  In determining the lower of average cost or net realizable value, inventories are primarily categorized as memory (including DRAM, Non-Volatile, and other memory) based on the major characteristics of product type and markets. We remove amounts from inventory and charge such amounts to cost of goods sold on an average cost basis.

Product and Process Technology: Costs incurred to (1) acquire product and process technology, (2) patent technology, and (3) maintain patent technology, are capitalized and amortized on a straight-line basis over periods ranging up to 12.5 years.  We capitalize a portion of the costs incurred to patent technology based on historical and projected patents issued as a percent of patents we file.  Capitalized product and process technology costs are amortized over the shorter of (1) the estimated useful life of the technology, (2) the patent term, or (3) the term of the technology agreement.  Fully-amortized assets are removed from product and process technology and accumulated amortization.

Product Warranty: We generally provide a limited warranty that our products are in compliance with our specifications existing at the time of delivery.  Under our standard terms and conditions of sale, liability for certain failures of product during a stated warranty period is usually limited to repair or replacement of defective items or return of, or a credit with respect to, amounts paid for such items.  Under certain circumstances, we provide more extensive limited warranty coverage than that provided under our standard terms and conditions.  Our warranty obligations are not material.

Property, Plant, and Equipment: Property, plant, and equipment is stated at cost and depreciated using the straight-line method over estimated useful lives of generally 10 to 30 years for buildings, 5 to 7 years for equipment, and 3 to 5 years for software.  Assets held for sale are carried at the lower of cost or estimated fair value and are included in other noncurrent assets.  When property, plant, or equipment is retired or otherwise disposed, the net book value is removed and we recognize any gain or loss in our results of operations.

We capitalize interest on borrowings during the period of time we carry out the activities necessary to bring asset to the condition of their intended use and location.  Capitalized interest becomes part of the cost, and amortized over the useful lives of, the assets.

We periodically assess the estimated useful lives of our property, plant, and equipment. In the fourth quarter of 2016, we identified factors such as the lengthening period of time between DRAM product technology node transitions, an increased re-use rate of equipment, and industry trends. As a result, we revised the estimated useful lives of equipment in our DRAM wafer fabrication facilities from five to seven years in the fourth quarter of 2016. For 2016, the effect of the revision was not material.

Research and Development: Costs related to the conceptual formulation and design of products and processes are expensed as research and development as incurred.  Determining when product development is complete requires judgment.  Development of a product is deemed complete once the product has been thoroughly reviewed and has passed tests for performance and reliability.  Subsequent to product qualification, product costs are included in cost of goods sold.  Product design and other research and development costs for certain technologies are shared with our joint venture partners.  Amounts receivable from cost-sharing arrangements are reflected as a reduction of research and development expense.

Revenue Recognition: We recognize product or license revenue when persuasive evidence that a sales arrangement exists, delivery has occurred, the price is fixed or determinable, and collectibility is reasonably assured.  If we are unable to reasonably estimate returns or the price is not fixed or determinable, sales made under agreements allowing rights of return or price protection are deferred until customers have resold the product.

Stock-based Compensation: Stock-based compensation is measured at the grant date, based on the fair value of the award, and recognized as expense under the straight-line attribution method over the requisite service period.  We issue new shares upon the exercise of stock options or conversion of share units.

Treasury Stock: Treasury stock is carried at cost. When we retire our treasury stock, any excess of the repurchase price paid over par value is allocated between additional capital and retained earnings.

Use of Estimates: The preparation of financial statements and related disclosures in conformity with accounting principles generally accepted in the United States of America requires our management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses, and related disclosures.  Estimates and judgments are based on historical experience, forecasted events, and various other assumptions that we believe to be reasonable under the circumstances.  Estimates and judgments may differ under different assumptions or conditions.  We evaluate our estimates and judgments on an ongoing basis.  Actual results could differ from estimates.